Consolidated Balance Sheets (Parentheticals) (Unaudited)	Jun. 30, 2014	Dec. 31, 2013
Statement Of Financial Position
Common unitholders - units issued	20,505,000	14,985,000
Common unitholders - units outstanding	20,505,000	14,985,000
Subordinated unitholders - units issued	14,985,000	14,985,000
Subordinated unitholders - units outstanding	14,985,000	14,985,000
General Partner unitholders - units issued	35,526	30,000
General Partner unitholders - units outstanding	35,526	30,000